LIFE SETTLEMENT POLICIES - Investment Method (Details)	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Number of Life Insurance Policies
0-1 | insurance_contract	0
1-2 | insurance_contract	1
2-3 | insurance_contract	2
3-4 | insurance_contract	1
4-5 | insurance_contract	2
Thereafter | insurance_contract	3
Number of Life Insurance Policies | insurance_contract	9	18
Face Value
0-1	$ 0
1-2	500,000
2-3	1,500,000
3-4	8,000,000
4-5	500,000
Thereafter	23,400,000
Face Value	33,900,000	$ 42,330,000
Carrying Value
0-1	0
1-2	329,714
2-3	443,544
3-4	84,199
4-5	320,110
Thereafter	519,611
Carrying Value	$ 1,697,178	$ 8,716,111